Employees' Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 9 – Employees’ Benefit Plans

The Bancorp maintains an Employees’ Savings and Profit Sharing Plan and Trust for all employees who meet the plan qualifications. Employees are eligible to participate in the Employees’ Savings and Profit Sharing Plan and Trust on the next January 1 or July 1 following the completion of one year of employment, age 18, and completion of 1,000 hours of service. The Employees’ Savings Plan feature allows employees to make pre-tax contributions to the Employees’ Savings Plan of 1% to 50% of Plan Salary, subject to limitations imposed by Internal Revenue Code section 401(k). The Profit Sharing Plan and Trust feature is non-contributory on the part of the employee. Contributions to the Employees’ Profit Sharing Plan and Trust are made at the discretion of the Bancorp’s Board of Directors. Contributions for the year ended December 31, 2012 and 2011 were based on 9% and 4%, respectively, of the participants’ total compensation, excluding incentives. Participants in the plan become 100% vested upon completion of five years of service. The benefit plan expense amounted to approximately $677,000 for 2012 and $283,000 for 2011.

The Bancorp maintains an Unqualified Deferred Compensation Plan (the Plan). The purpose of the Plan is to provide deferred compensation to key senior management employees of the Bancorp in order to recognize their substantial contributions to the Bank and provide them with additional financial security as inducement to remain with the Bank. The Compensation Committee selects which persons shall be participants in the Plan. Participants’ accounts are credited each year with an amount based on a formula involving the participant’s employer funded contributions under all qualified plans and the limitations imposed by Internal Revenue Code subsection 401(a)(17) and Code section 415. The unqualified deferred compensation plan liability at December 31, 2012 and 2011 was approximately $141,000 and $127,000, respectively. The Plan expense amounted to $14,000 for 2012 and $8,000 for 2011.

Directors have deferred some of their fees in consideration of future payments. Fee deferrals, including interest, totaled approximately $91,000 and $108,000 for 2012 and 2011, respectively. The deferred fee liability at December 31, 2012 and 2011 was approximately $1,234,000 and $1,678,000, respectively.